Exhibit 99.1

GM Financial Automobile Leasing Trust 2018-2

3.61% Exchange Note

Class A-1 2.37343% Asset Backed Notes

Class A-2A 2.83% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 3.06% Asset Backed Notes

Class A-4 3.16% Asset Backed Notes

Class B 3.31% Asset Backed Notes

Class C 3.50% Asset Backed Notes

Class D 3.60% Asset Backed Notes

Servicer's Certificate

Beginning of Period:	03/01/19
End of Period:	03/31/19
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	04/18/19
Distribution Date:	04/22/19
Transaction Month:	10

2018-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,084	05/01/2018	06/27/2018	$1,362,697,503

Total	56,084			$1,362,697,503

RECONCILIATION OF 2018-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,134,186,103

{2} Reduction in Agg. Securitization Value due to payments				{2}	13,730,006
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,582,397
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	20,824,036
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	36,136,439

{7} End of period Aggregate Securitization Value					{7}	$1,098,049,664

{8} Pool Factor					{8}	80.579121%

RECONCILIATION OF 2018-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,300,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,071,488,600

{11} Exchange Note Principal Payment Amount					{11}	36,136,439

{12} End of period Exchange Note Balance					{12}	$1,035,352,161

{13} Note Pool Factor					{13}	79.642474%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$177,000,000	$360,000,000	$75,000,000	$399,000,000	$79,830,000

{15} Beginning of period Note Balance	{15}	$0	$289,183,396	$60,246,540	$399,000,000	$79,830,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	29,906,018	6,230,421	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$259,277,378	$54,016,119	$399,000,000	$79,830,000

{21} Note Pool Factor	{21}	0.000000%	72.021494%	72.021492%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$49,060,000	$52,470,000	$49,730,000		$1,242,090,000

{23} Beginning of period Note Balance	{23}	$49,060,000	$52,470,000	$49,730,000		$979,519,936

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		36,136,439
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$49,060,000	$52,470,000	$49,730,000		$943,383,497

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		75.951300%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,134,186,103

{31} Ending Designated Pool Balance	{31}	1,098,049,664
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,098,049,664

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$36,136,439

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,071,488,600	$0	3.61%	30	30/360	$3,223,395

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2018-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$20,197,894
{37} Net Liquidation Proceeds collected during period	{37}	24,713,880
{38} Investment Earnings	{38}	75,171
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(75,171)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	44,911,774

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	945,155
{43} To the 2018-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,223,395
{44} To the 2018-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	36,136,439
{45} To the 2018-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the 2018-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	4,606,785

{47} Total Distributions:	{47}	$44,911,774

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,134,186,103
{49} Ending Agg. Securitization Value	{49}	1,098,049,664
{50} Principal Distributable Amount {48} - {49}	{50}	36,136,439

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	36,136,439

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	36,136,439

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$36,136,439

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	2.37%	33	Actual/360	$0
{56}	Class A-2A	$289,183,396	0	2.83%	30	30/360	681,991
{57}	Class A-2B	$60,246,540	0	2.70775%	33	Actual/360	149,539
{58}	Class A-3	$399,000,000	0	3.06%	30	30/360	1,017,450
{59}	Class A-4	$79,830,000	0	3.16%	30	30/360	210,219
{60}	Class B	$49,060,000	0	3.31%	30	30/360	135,324
{61}	Class C	$52,470,000	0	3.50%	30	30/360	153,038
{62}	Class D	$49,730,000	0	3.60%	30	30/360	149,190

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2018-2 Exchange Note Collections	{63}	$43,966,619
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	75,171
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	13,090
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	44,054,880

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	44,054,880

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	681,991
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	149,539
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	1,017,450
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	210,219
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	135,324
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	153,038
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	149,190
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	36,136,439
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	5,421,065

{96} Total Distributions:	{96}	$44,054,880

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$828,259,936	$1,098,049,664	$0	$		41,995,056	$0
{98}	Class B	877,319,936	1,098,049,664	0			41,859,732	0
{99}	Class C	929,789,936	1,098,049,664	0			41,706,694	0
{100}	Class D	979,519,936	1,098,049,664	0			41,557,504	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$5,421,065

	{102} Beginning Note Balance					{102}	979,519,936
	{103} Principal payments through Indenture Section 8.3 (a)(i) through (xv)					{103}	36,136,439
	{104} Pro-Forma Note Balance						{104}	943,383,497

	{105} Ending Aggregate Securitization Value					{105}	1,098,049,664
	{106} 11.35% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10.35% Thereafter ($154,666,167)					{106}	154,666,167
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	943,383,497

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	0

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,098,049,664
	{111} End of Period Note Balance							{111}	1,035,352,161
	{112} Overcollateralization							{112}	62,697,503
	{113} Overcollateralization %								{113}	5.71%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,098,049,664
	{115} End of Period Note Balance							{115}	943,383,497
	{116} Overcollateralization							{116}	154,666,167
	{117} Overcollateralization %								{117}	14.09%

	RECONCILIATION OF 2018-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,813,488

	{119} Beginning of Period Reserve Account balance								{119}	$6,813,488
	{120} Investment Earnings							{120}	13,090
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,826,578

	{124} Specified Reserve Balance								{124}	6,813,488

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	13,090

	{126} End of period Reserve Account balance								{126}	$6,813,488

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$1,087,251	0.10%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )							{128}		Yes

By:	/s/Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	April 17, 2019

GM Financial

GMALT 2018-2

Supplemental Monthly Data

March 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,134,186,103	$933,823,381
Change	(36,136,439)	(21,259,677)

End of Period	$1,098,049,664	$912,563,704
Residual Value as % of Agg. Securitization Value		83.11%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	50,206	1,093,168,298	99.56%
31 - 60 days	178	3,794,115	0.35%
61 - 90 days	34	719,523	0.07%
91 - 120 days	16	367,728	0.03%

Total	50,434	1,098,049,664	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	142	3,304,549	1,572	40,159,469
Standard terminations	24	505,544	199	4,126,082
Total retained by lessee	166	3,810,093	1,771	44,285,551
Returned Vehicles
Early terminations	767	12,963,756	2,723	46,331,091
Standard terminations	249	4,050,187	499	8,128,999
Total returned to dealer	1,016	17,013,943	3,222	54,460,090
Charged off leases / Repossessed vehicles	76	1,582,397	656	13,878,095
Repurchases	0	0	1	15,041
Other	0	0	0	0
Total terminations	1,258	22,406,433	5,650	112,638,777

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,582,397	13,878,095
less: Sales proceeds	1,566,197	13,017,004
less: Excess wear and excess mileage received	0	402
less: Other amounts received	—	0
Net Credit (Gain) Loss	16,200	860,689

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	16,797,919	53,296,602
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	18,550,830	60,397,380
less: Excess wear and excess mileage received	27,178	70,446
less: Other recovery amounts	—	0
Residual (Gain) Loss	(1,780,089)	(7,171,224)

	Current Period	Prev. Month
Prepay Speed	0.8095%	0.4935%

Return Rate based on Scheduled to Terminate(2)	423.3333%	103.1204%

Return Rate based on Terminated Leases(3)	80.7631%	76.1800%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.